Accounting policies - Changes in Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 3
Changes in financial instruments, Assets
Assets at beginning of period	€ 1,349	€ 2,481	€ 2,587
Purchases	46	37	25
Sales	(271)	(431)	(394)
Settlements	(5)	(132)	(72)
Changes in fair value recognized in profit or loss	(156)	71	(39)
Changes in fair value recognized in equity	59	(11)	271
Level reclassifications into Level 3	194		154
Level reclassifications (out of) Level 3		(520)
Other	147	(146)	(51)
Assets at end of period	1,363	1,349	2,481
Changes in financial instruments, Liabilities
Liabilities at beginning of period	86	324	552
Purchases	33		4
Sales	(3)	(37)	(255)
Changes in fair value recognized in profit or loss	(40)	11	(11)
Level reclassifications into Level 3	126		5
Level reclassifications (out of) Level 3		(199)
Other	(6)	(13)	29
Liabilities at end of period	196	86	324
Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	341	950	1,191
Purchases	45
Sales	(21)	(157)	(272)
Changes in fair value recognized in profit or loss	(129)	52	24
Level reclassifications into Level 3	200
Level reclassifications (out of) Level 3		(489)	(2)
Other	1	(15)	9
Assets at end of period	437	341	950
Level 3 | Hedging derivatives, category
Changes in financial instruments, Assets
Assets at beginning of period	27	18
Sales	(2)	(4)
Changes in fair value recognized in profit or loss	(7)	13	1
Level reclassifications into Level 3			17
Assets at end of period	18	27	18
Level 3 | Financial assets designated at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	325	514	680
Purchases			7
Sales	(9)	(7)	(47)
Settlements		(104)
Changes in fair value recognized in profit or loss	(20)	6	(64)
Level reclassifications (out of) Level 3		(2)
Other	(14)	(82)	(62)
Assets at end of period	282	325	514
Level 3 | Financial assets available for sale
Changes in financial instruments, Assets
Assets at beginning of period	656	999	716
Purchases	1	37	18
Sales	(239)	(263)	(75)
Settlements	(5)	(28)	(72)
Changes in fair value recognized in equity	59	(11)	271
Level reclassifications into Level 3			139
Level reclassifications (out of) Level 3	(6)	(29)
Other	160	(49)	2
Assets at end of period	626	656	999
Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	69	302	536
Purchases	33		4
Sales	(3)	(34)	(230)
Changes in fair value recognized in profit or loss	(38)	10	(15)
Level reclassifications into Level 3	126
Level reclassifications (out of) Level 3		(199)
Other	(5)	(10)	7
Liabilities at end of period	182	69	302
Level 3 | Hedging derivatives, category
Changes in financial instruments, Liabilities
Liabilities at beginning of period	9	11
Sales		(3)	(16)
Changes in fair value recognized in profit or loss	(2)	1	8
Level reclassifications into Level 3			5
Other			14
Liabilities at end of period	7	9	11
Level 3 | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Liabilities at beginning of period	8	11	16
Sales			(9)
Changes in fair value recognized in profit or loss			(4)
Other	(1)	(3)	8
Liabilities at end of period	7	8	11
Level 3 | Loans and advances - Customers | Financial assets designated at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	74	81	78
Sales	(2)		(5)
Changes in fair value recognized in profit or loss	3	5	2
Other	(3)	(12)	6
Assets at end of period	72	74	81
Level 3 | Debt and equity instruments | Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	40	43	85
Sales	(7)	(5)	(38)
Changes in fair value recognized in profit or loss	(1)	3	(3)
Level reclassifications (out of) Level 3			(2)
Other		(1)	1
Assets at end of period	32	40	43
Level 3 | Debt and equity instruments | Financial assets designated at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period		433	602
Purchases			7
Sales			(42)
Changes in fair value recognized in profit or loss			(66)
Other			(68)
Assets at end of period			433
Level 3 | Debt instruments | Financial assets designated at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	237	283
Sales	(7)	(7)
Changes in fair value recognized in profit or loss	(21)	1
Other	(10)	(40)
Assets at end of period	199	237	283
Level 3 | Equity instruments | Financial assets designated at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	14	150
Settlements		(104)
Changes in fair value recognized in profit or loss	(2)
Level reclassifications (out of) Level 3		(2)
Other	(1)	(30)
Assets at end of period	11	14	150
Level 3 | Derivatives | Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	301	907	1,106
Purchases	45
Sales	(14)	(152)	(234)
Changes in fair value recognized in profit or loss	(128)	49	27
Level reclassifications into Level 3	200
Level reclassifications (out of) Level 3		(489)
Other	1	(14)	8
Assets at end of period	405	301	907
Level 3 | Swaps | Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	55	54	116
Purchases	1
Sales	(6)		(63)
Changes in fair value recognized in profit or loss	(59)	(3)	2
Level reclassifications into Level 3	200
Other	(2)	4	(1)
Assets at end of period	189	55	54
Level 3 | Swaps | Hedging derivatives, category
Changes in financial instruments, Assets
Assets at beginning of period	27	18
Sales	(2)	(4)
Changes in fair value recognized in profit or loss	(7)	13	1
Level reclassifications into Level 3			17
Assets at end of period	18	27	18
Level 3 | Exchange rate options | Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	2
Purchases	5
Changes in fair value recognized in profit or loss	(2)	2
Assets at end of period	5	2
Level 3 | Interest rate options | Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	173	619	768
Sales		(52)	(119)
Changes in fair value recognized in profit or loss	(11)	39	(28)
Level reclassifications (out of) Level 3		(433)
Other			(2)
Assets at end of period	162	173	619
Level 3 | Index and securities options | Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	26	120	111
Sales	(1)	(30)	(45)
Changes in fair value recognized in profit or loss	(18)	(3)	51
Level reclassifications (out of) Level 3		(56)
Other	(2)	(5)	3
Assets at end of period	5	26	120
Level 3 | Other | Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	45	114	111
Purchases	39
Sales	(7)	(70)	(7)
Changes in fair value recognized in profit or loss	(38)	14	2
Other	5	(13)	8
Assets at end of period	44	45	114
Level 3 | Derivatives | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	69	302	536
Purchases	33		4
Sales	(3)	(34)	(230)
Changes in fair value recognized in profit or loss	(38)	10	(15)
Level reclassifications into Level 3	126
Level reclassifications (out of) Level 3		(199)
Other	(5)	(10)	7
Liabilities at end of period	182	69	302
Level 3 | Swaps | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1	1	49
Sales			(47)
Changes in fair value recognized in profit or loss	(26)		(1)
Level reclassifications into Level 3	126
Other	(1)
Liabilities at end of period	100	1	1
Level 3 | Swaps | Hedging derivatives, category
Changes in financial instruments, Liabilities
Liabilities at beginning of period	9	11
Sales		(3)	(16)
Changes in fair value recognized in profit or loss	(2)	1	8
Level reclassifications into Level 3			5
Other			14
Liabilities at end of period	7	9	11
Level 3 | Exchange rate options | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Purchases	21
Changes in fair value recognized in profit or loss	(11)
Other	(1)
Liabilities at end of period	9
Level 3 | Interest rate options | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	21	194	294
Sales		(19)	(71)
Changes in fair value recognized in profit or loss	(2)	1	(30)
Level reclassifications (out of) Level 3		(155)
Other			1
Liabilities at end of period	19	21	194
Level 3 | Index and securities options | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	46	107	193
Purchases			4
Sales	(3)	(15)	(112)
Changes in fair value recognized in profit or loss		8	16
Level reclassifications (out of) Level 3		(44)
Other	(2)	(10)	6
Liabilities at end of period	41	46	107
Level 3 | Other | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1
Purchases	12
Changes in fair value recognized in profit or loss	1	1
Other	(1)
Liabilities at end of period	13	1
Level 2
Changes in financial instruments, Assets
Assets at beginning of period	146,991	155,233
Assets at end of period	124,178	146,991	155,233
Changes in financial instruments, Liabilities
Liabilities at beginning of period	136,835	151,768
Liabilities at end of period	€ 153,600	€ 136,835	€ 151,768